Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 430,548	¥ 413,885
Loans, current		120,323,373	117,874,843
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	120,753,921	118,288,728
Loans, greater than 90 days past due and accruing		50,283	47,737
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		230,536	234,211
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		200,012	179,674
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		44,491	36,922
Loans, current		56,293,997	54,668,051
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	56,338,488	54,704,973
Loans, greater than 90 days past due and accruing		6,625	5,574
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,797	14,136
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26,694	22,786
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,945	4,106
Loans, current		11,620,920	11,687,217
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,626,865	11,691,323
Loans, greater than 90 days past due and accruing			222
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		997	1,561
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,948	2,545
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,559	638
Loans, current		870,137	976,453
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	871,696	977,091
Loans, greater than 90 days past due and accruing		5
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		983	192
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		576	446
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		8,978	8,849
Loans, current		10,746,430	10,728,804
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	10,755,408	10,737,653
Loans, greater than 90 days past due and accruing		2,215	922
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,699	3,142
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,279	5,707
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,753	2,382
Loans, current		2,444,601	2,670,446
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,448,354	2,672,828
Loans, greater than 90 days past due and accruing		14	57
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,118	1,046
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,635	1,336
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,252	6,978
Loans, current		8,305,013	8,316,963
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,315,265	8,323,941
Loans, greater than 90 days past due and accruing		50	47
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,019	2,741
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,233	4,237
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		40	513
Loans, current		4,605,291	4,329,157
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,605,331	4,329,670
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due			7
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		40	506
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,133	934
Loans, current		1,474,835	1,526,472
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,475,968	1,527,406
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		828	520
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		305	414
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		532	580
Loans, current		14,460,646	12,670,200
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,461,178	12,670,780
Loans, greater than 90 days past due and accruing		29	29
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		248	303
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		284	277
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,299	11,942
Loans, current		1,766,124	1,762,339
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,778,423	1,774,281
Loans, greater than 90 days past due and accruing		4,312	4,297
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,905	4,624
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,394	7,318
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,464	11,516
Loans, current		35,365,420	35,434,168
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	35,375,884	35,445,684
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,608	9,390
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,856	2,126
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		137,334	136,551
Loans, current		14,199,142	14,396,635
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,336,476	14,533,186
Loans, greater than 90 days past due and accruing		43,413	41,801
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		82,726	82,871
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		54,608	53,680
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		50,399	50,791
Loans, current		486,249	501,758
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	536,648	552,549
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		18,190	18,694
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		32,209	32,097
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		28,530	32,067
Loans, current		9,308,256	9,199,435
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	9,336,786	9,231,502
Loans, greater than 90 days past due and accruing		245	362
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality		397	1,116
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,163	20,976
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,367	11,091
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		159,330	146,038
Loans, current		4,670,309	3,674,796
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,829,639	3,820,834
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		92,052	88,144
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 67,278	¥ 57,894

[1]	Total loans in the above table do not include loans held for sale, and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include ¥1,116 million and ¥397 million of FDIC covered loans at March 31, 2015 and September 30, 2015, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.